Note 11 - Income Taxes (Details) - Income Tax Reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Statutory tax rate	34.00%	34.00%	34.00%